Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2020 PHP (₱)
Less than 1 year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 3,570
2022 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	295
2023 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	433
2024 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	695
2025 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	882
More than 5 years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 125,132